Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “Commission”) for interim financial information. Certain information and disclosures normally included in the audited consolidated financial statements have been condensed or omitted pursuant to such rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements theretofore the year ended December 31, 2024, included in the Registration Statement on Form
S-1
(File
No. 333-288646),
as amended, initially filed with the Commission in connection with the Company’s IPO on July 11, 2025. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, statements of net loss and comprehensive loss, statements of cash flows, and statements of convertible preferred stock and stockholders’ equity (deficit) for these interim periods. The results for the interim period are not necessarily indicative of the results that may be expected for a full year. All intercompany balances and transactions have been eliminated.

Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented. All intercompany balances and transactions have been eliminated.

Use of Estimates
Use of Estimates
The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk
Concentration of Credit Risk
Major customers are defined as those individually comprising more than 10% of the Company’s total revenue. The Company’s revenue related to its major customers during the three and nine months ended September 30, 2025 and 2024 was as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Customer 1	64.9%	75.6%	78.0%	62.2%
Customer 2	1.5%	24.3%	10.1%	18.4%
Customer 3	17.4%	0.0%	5.2%	0.0%
Customer 4	0.0%	0.0%	0.0%	13.2%

Concentration of Credit Risk
To reduce risk, the Company’s management performs ongoing credit evaluations of its customers’ financial condition. The Company has not identified any potential credit losses and therefore does not maintain an allowance in its consolidated financial statements.
Cash and cash equivalents are deposited in demand deposit accounts and high-quality money market funds, and at times, such deposits may be in excess of limits federally insured by the Federal Deposit Insurance Corporation up to $250,000. The Company utilizes high quality financial institutions. The Company has not experienced any losses on its deposits of cash and cash equivalents.
Major customers are defined as those individually comprising more than 10% of the Company’s total revenue. The major customers during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Customer 1	58.6%	30.7%
Customer 2	23.2%	11.4%
Customer 3	11.2%	—
Customer 4	—	32.9%
Customer 5	—	17.2%

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company’s cash consists of cash on hand. The Company considers all highly liquid investment securities with remaining maturities at the date of purchase of three months or less to be cash equivalents. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.
As of December 31, 2024 and 2023, the Company’s cash and cash equivalents consisted of cash deposited in bank accounts and money market accounts and were recorded at face value.

Restricted cash
Restricted Cash
The Company is required to maintain restricted cash deposits in the collateral accounts comprised of interest reserve accounts and an insurance premium reserve account in connection with the issuance of the Term Loan Facility financing agreement (refer to Note 11. Notes Payable and Warrants for further detail). Additionally, balances maintained in bank accounts for purposes of minimum liquidity are covered by debt account control agreements. These funds are restricted and have been classified as such on the consolidated balance sheets due to the nature of the restriction. The restricted cash balances were $14.1 million and $13.2 million as of December 31, 2024 and 2023, respectively.

Accounts Receivable		Accounts Receivable Customer accounts receivable are reported at the amount management expects to collect on balances outstanding at year-end.
Allowance for Credit Losses
Allowance for Credit Losses
When the Company records customer receivables and contract assets arising from revenue transactions, an allowance is recorded for credit losses for the current expected credit losses inherent in the asset over its expected life. The allowance for credit losses is a valuation account deducted from the amortized cost basis of the assets to present their net carrying value at the amount expected to be collected. Each period, the allowance for credit losses is adjusted through earnings to reflect expected credit losses over the remaining lives of the assets.

The Company estimates expected credit losses based on relevant information about past events, including historical credit loss experience and current conditions, such as the length of time accounts receivable are past due, customer payment histories, any specific customer collection issues identified, current market conditions which may affect customer financial condition, and reasonable and supportable forecasts of future credit losses. When measuring expected credit losses, we pool assets with similar country risk and credit risk characteristics. Changes in the relevant information may significantly affect the estimates of expected credit losses. The Company writes off accounts receivable that have become uncollectible.

Advanced Payments
Advanced Payments
Advanced payments consist of supplier prepayments made for services that have not yet been received. These payments are recorded as assets on the consolidated balance sheets until the related services are delivered.
Advanced payments are classified as either current or noncurrent assets depending on whether they are expected to be settled within one year. The Company evaluates the terms of each prepayment arrangement to determine the appropriate classification and ensures that all advanced payments are supported by valid contracts or agreements with suppliers.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment, except for leasehold improvements, is computed using the straight-line method over useful lives ranging from three
to 15 years. Depreciation of leasehold improvements is recorded using the straight-line method over the remaining lease term beginning when the improvements are placed in service. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the consolidated balance sheets and the resulting gain or loss is reflected in operations in the period realized. Maintenance and repairs are charged to operations as incurred.

Leases
Leases
The Company determines whether a contract is or contains a lease at contract inception by evaluating whether substitution rights exist and whether the Company obtains substantially all of the benefits and directs the use of the identified asset. When the Company determined a lease exists, the Company records a right-of-use
(“ROU”) asset and corresponding lease liability in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized at the commencement date of the lease at the value of the lease liability, adjusted for any prepayments, lease incentives received, and initial direct costs incurred.
Lease liabilities are recognized at the commencement date of the lease based on the present value of remaining lease payments over the lease term. As the discount rate implicit in the lease is not readily determinable in most leases, the Company uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.
The Company does not record lease contracts with a lease term of 12 months or less on its consolidated balance sheets. Fixed lease expenses associated with these short-term contracts are expensed on a straight-line basis over the lease term.

The Company does not record lease contracts acquired in a business combination with a remaining lease term of 12 months or less on its consolidated balance sheets. Fixed lease expenses associated with these short-term contracts are expensed on a straight-line basis over the lease term.
The Company recognizes lease expense for operating leases on a straight-line basis over the lease term. The Company has lease agreements with non-lease
components that relate to the lease components. The Company accounts for each lease component and any non-lease
components associated with that lease component separately with amounts allocated to the lease and non-lease
components based on stand-alone prices. For certain equipment leases, the Company accounts for the lease and non-lease
components as a single lease.
Some leasing arrangements require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. These variable lease costs are recognized as incurred over the lease term.
The Company does not include significant restrictions or covenants in lease agreements, and residual value guarantees are generally not included within the Company’s leases. See Note 10. Leases for further detail.

Sale and Leaseback
Sale and Leaseback
The Company engages in sale and leaseback transactions, whereby it sells an asset and simultaneously enters into a lease agreement to lease back the same asset. These transactions are accounted for in accordance with Accounting Standards Codification (“ASC”) 606,
Revenue from Contracts with Customers
.
When a sale and leaseback transaction results in a sale, the asset is derecognized from the consolidated balance sheets, and any gain or loss on the sale is recognized in the consolidated statements of net loss and comprehensive loss.
When a transaction results in a failed sale, the transaction is accounted for as a financing. The asset is not derecognized and the Company continues to record depreciation expense over the asset’s estimated useful life. Sales proceeds received are recorded as cash and a corresponding financing liability to reflect future lease payments in the consolidated balance sheets.
The Company evaluates each sale and leaseback transaction to determine the appropriate accounting treatment, ensuring compliance with the relevant accounting standards and reflecting the economic substance of the transaction.

Goodwill
Goodwill
Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is reviewed annually as of October 1 of each year (or more frequently if impairment indicators arise) for impairment. To review for impairment, the Company first assesses qualitative factors to determine whether events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.
The Company’s qualitative assessment of the recoverability of goodwill, whether performed annually or based on specific events or circumstances, considers various macroeconomic, industry-specific and company-specific factors. Those factors include: (i) adverse macroeconomic trends; (ii) adverse industry and market considerations; (iii) increased costs; (iv) current, historical or projected deterioration of the Company’s financial performance; (v) Company-specific changes; (vi) events affecting a reporting unit; and (vii) a sustained decrease in the Company’s market capitalization below its net book value.

After assessing the totality of events and circumstances, if determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, no further assessment is performed. If the Company determines that it is more likely than not that the fair value of a reporting units is less than its carrying amount, the Company will calculate the fair value of that reporting unit and compare the fair value to the reporting unit’s net book value. If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, a goodwill impairment charge will be recorded for the amount by which the carrying value of the reporting unit exceeds its fair value up to the amount of the goodwill. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. See further discussion in Note 8. Goodwill.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future net undiscounted cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. The Company has not identified any such impairment losses to date.

Notes Payable
Notes Payable
Notes payable represent obligations of the Company to pay a specified amount of money at a future date. These obligations may arise from borrowings from financial institutions, private lenders, or other entities and are classified as either current or non-current
liabilities based on their maturity dates.
The Company recognizes notes payable on an amortized cost basis at their principal amount, net of the unamortized debt issuance costs unless fair value option is elected. The debt issuance cost is amortized over the term of the debt using the effective interest method. Interest payments are made in accordance with the terms of the debt, which may include fixed or variable interest rates.

Warrant Liabilities
Warrant Liabilities
Warrants to purchase shares of the Company’s Common Stock and Series J Preferred Stock are classified as a liability on the consolidated balance sheets and held at fair value, as the warrants are either exercisable into redeemable preferred shares, or contain certain terms that could result in cash settlement as a result of events outside of the Company’s control. The warrants are subject to remeasurement to fair value at each balance sheet date, and any change in fair value is recognized in the consolidated statements of net loss and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants.

Fair Value Measurements
Fair Value Measurements
According to ASC 820,
Fair Value Measurements and Disclosures
, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three tiers, which prioritize the inputs used in measuring fair value as follows:
Level 1 — Observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Entities are permitted to choose to measure certain financial instruments and other items at fair value.

Deferred Revenue
Deferred Revenue
Advanced payments and billings in excess of revenues recognized are recorded as current and non-current
deferred revenue in the consolidated balance sheets and recognized into revenue as the Company satisfies the underlying performance obligation. Prior to making this determination, the Company ensures that a valid contract is in place that meets the definition of a contract in accordance with ASC
606-10-25-1
and 2.

Business Combination
Business Combination
The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of the acquisition. The Company uses the acquisition method of accounting for business combinations and recognizes assets acquired and liabilities assumed measured at their fair values on the date acquired. Goodwill is measured as of the acquisition date as the excess of consideration transferred over the net acquisition date fair value of the assets acquired and the liabilities assumed. The Company performs valuations of assets acquired and liabilities assumed and allocates the purchase price to its respective assets and liabilities. Determining the fair value of assets acquired and liabilities assumed requires us to use significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue, costs and cash flows, discount rates and selection of comparable companies. The Company engages the assistance of valuation specialists in concluding on fair value measurements in connection with determining fair values of assets acquired and liabilities assumed in a business combination.

Revenue Recognition
Revenue Recognition
ASC 606 provides guidance outlining a single five-step comprehensive revenue model in accounting for revenue from contracts with customers. Under this model the Company: (1) identifies the contract with the customer, (2) identifies its performance obligations in the contract, (3) determines the transaction price for the contract, (4) allocates the transaction price to its performance obligations and (5) recognizes revenue when or as it satisfies its performance obligations.
The Company accounts for a contract when it has approval and commitment from both parties, the fees, payment terms and rights of the parties regarding the products or services to be transferred are identified, the contract has commercial substance, and collectability of substantially all of the consideration expected to be transferred is probable. The Company applies judgment in determining the customer’s ability and intention to pay for services expected to be transferred, which is based on factors including the customer’s payment history, management’s ability to mitigate exposure to credit risk, and experience selling to similarly situated customers. The contractual term with the Company’s customers is generally for multiple years.
Performance obligations within a contract are identified based on the products and services promised to be transferred in the contract. When a contract includes more than one promised product or service, the Company must apply judgment to determine whether the promises represent multiple performance obligations or a single, combined performance obligation. This evaluation requires the Company to determine if the promises are both capable of being distinct, where the customer can benefit from the product or service on its own or together with other resources readily available, and are distinct within the context of the contract, where the transfer of products or services is separately identifiable from other promises in the contract. When both criteria are met, each promised product or service is accounted for as a separate performance obligation. In cases where the promises are distinct, the Company is further required to evaluate if the promises are a series of products and services that are substantially the same and have the same pattern of transfer to the customer (referred to as the “series” guidance). When the Company determines that promises meet the series guidance, they are accounted for as a single, combined performance obligation.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer for the Company’s contracts and consists of milestone-based fees. To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method depending on the nature of the variable consideration. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company may constrain a portion of the transaction price based upon its anticipated ability to meet certain contractual requirements.
Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation on a relative basis according to their standalone selling prices. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the Company does not have a history of selling a performance obligation, management applies judgment to estimate the standalone selling price, taking into consideration available information, including market conditions, factors considered to set list prices, pricing of similar products, and internal pricing objectives. The corresponding allocated revenues are recognized when or as the performance obligations are satisfied.

Cost of Sales
Cost of Sales
Cost of sales primarily consists of raw materials, salaries and benefits, depreciation and amortization and other direct costs directly attributable to fulfilling the Company’s obligations under customer contracts.

Research and Development
Research and Development
Research and development costs include employee and contractor compensation, supplies and materials for new product development, and regulatory compliance. Research and development costs are charged to operations as incurred.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock represents legal form of equity, is not mandatorily redeemable, and does not constitute unconditional obligations that may require issuance of a variable number of the Company’s shares. The redeemable convertible preferred stock is classified mezzanine (or temporary) equity as it contains terms that could force the Company to redeem the shares for cash or other assets upon the occurrence of an event not solely within the Company’s control. Subsequent remeasurement of the carrying value of the redeemable convertible preferred stock is required for Series C Preferred Stock and Series D Preferred Stock as they are probable of becoming redeemable under the redemption option at the holder’s option based on solely passage of time. The Company accretes the redeemable convertible preferred stock to its redemption value and recognizes the changes in the redemption value immediately as they occur and adjusts the carrying value to equal the current maximum redemption value at the end of each reporting period. No subsequent remeasurement of the other series of the Company’s redeemable convertible preferred stock is required as they are neither currently redeemable nor probable of becoming redeemable.
The tranched preferred stock issuance obligations issued in connection with the issuance of Series D redeemable convertible preferred stock are considered freestanding financial instruments separated from the Series D Preferred Stock and are classified as an asset or a liability on the consolidated balance sheets and held at fair value, as the tranche obligations are exercisable into redeemable preferred shares that could result in cash settlement as a result of events outside of the Company’s control. The tranche obligations are subject to remeasurement to fair value at each balance sheet date, and any change in fair value is recognized in the consolidated statements of net loss and comprehensive loss. The Company will continue to adjust the fair value of the tranche obligations until the earlier of the exercise or expiration of the tranche obligations.

Stock-Based Compensation
Stock-Based Compensation
The Company follows the fair value provisions of ASC 718,
Compensation — Stock Compensation
, which requires the measurement and recognition of compensation expense for all stock-based payment awards, including stock options and restricted stock, using a fair value-based method. The fair value of stock options is estimated at the time of grant using an option pricing model, and the fair value of restricted shares is based on the closing price of the Company’s Common Stock on the date of grant. Compensation cost for service-based awards with graded vesting is recognized on a straight-line basis over the requisite service period. Employee stock-based compensation expense recognized during the years ended December 31, 2024 and 2023 was calculated based on awards ultimately expected to vest.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC 740,
Income Taxes
, which requires the asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes reflect the recognition of future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. The carrying value of net deferred tax assets reflects that the Company has been unable to generate sufficient taxable income in certain tax jurisdictions. A valuation allowance is provided to reduce the deferred tax asset to an amount that is more likely than not to be realized. The deferred tax assets are still available for the Company to use in the future to offset taxable income, which would result in the recognition of a tax benefit and a reduction in the Company’s effective tax rate.
Actual operating results and the underlying amount and category of income in future years could render the Company’s current assumptions, judgments and estimates of the realizability of deferred tax assets inaccurate, which could have a material impact on its financial position or results of operations.
The Company accounts for uncertain tax positions in accordance with ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements. It prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Such changes in recognition or measurement might result in the recognition of a tax benefit or an additional charge to the tax provision in the period.
The Company recognizes interest and penalties related to unrecognized tax benefits within the provision for income taxes line in the accompanying consolidated statement of net loss and comprehensive loss. Accrued interest and penalties are included within the related tax liability line in the consolidated balance sheets.

Segment Reporting
Segment Reporting
The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The CODM uses net income or loss to evaluate the return on assets and to determine investment opportunities related to product development, platform enhancements, and new technologies. The CODM also uses net income or loss to monitor budget versus actual results. The Company has determined that it operates in one operating segment and as a result, manages its operations and allocates resources as a single operating segment.

Net Loss per Share
Net Loss per Share
Net loss per share is calculated as net loss per Common Stock attributable to the Company’s common stockholders divided by the Company’s weighted average number of basic or diluted Common Stock outstanding. Potentially dilutive Common Stock primarily consist of employee stock options, warrants, convertible notes, and restricted and performance unit awards.

Recent Accounting Pronouncements
Recently Issued Accounting Standards
ASU
2023-06
In October 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-06,
Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative
, which incorporates certain disclosure requirements from the Commission into the FASB Accounting Standards Codification (“ASC”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC topics, allow investors to more easily compare entities subject to the Commission’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the ASC with the Commission’s regulations. The effective date for each amendment will be the date on which the Commission’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. The amendments in this ASU should be applied prospectively. The Company does not expect that ASU
2023-06
will have a material impact on its consolidated financial statements.
ASU
2023-09
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The ASU’s amendments are effective for annual periods beginning after December 15, 2025 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU
2023-09.
ASU
2024-03
In November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU
2024-03
is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2024-03.
ASU
2025-05
In July 2025, the FASB issued ASU
2025-05,
 Measurement of Credit Losses for Accounts Receivable and Contract Assets
, which provides entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606,
 Revenue from Contracts with Customers
 by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU
2025-05 is
effective for annual periods beginning after December 15, 2025 and interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect that ASU
2025-05
will have a material impact on its consolidated financial statements.
ASU
2025-06
In September 2025, the FASB issued ASU
2025-06,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software,
to improve the operability and application of guidance related to capitalized software development costs. ASU
2025-06
is effective for fiscal years beginning after December 15, 2027, and interim reporting periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-06.

Recently Issued Accounting Standards
ASU
2023-07
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
, which requires public entities with a single reportable segment to provide all the disclosures required by this standard and all existing segment disclosures in Topic 280 on an interim and annual basis, including new requirements to disclose significant segment expenses that are regularly provided to the CODM and included within the reported measure(s) of a segment’s profit or loss, the amount and composition of any other segment items, the title and position of the CODM, and how the CODM uses the reported measure(s) of a segment’s profit or loss to assess performance and decide how to allocate resources. The guidance is effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024, applied retrospectively with early adoption permitted. Effective January 1, 2024, the Company has adopted ASU
2023-07.
The adoption did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Standards not yet Adopted
ASU
2024-03
In November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU
2024-03
is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2024-03.

ASU
2023-06
In October 2023, the FASB issued ASU
2023-06,
Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative
, which incorporates certain U.S. Securities and Exchange Commission (“SEC”) disclosure requirements into the FASB ASC. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification topics, allow investors to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. The amendments in this ASU should be applied prospectively. The Company does not expect ASU
2023-06
will have a material impact to its consolidated financial statements.
ASU
2023-09
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The ASU’s amendments are effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU
2024-09.